Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of consolidated financial statements	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Lytus Technologies Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power	100.00%	100.00%
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Country of Incorporation	United States
Shareholding and Voting Power	75.00%	75.00%